Employee Benefits	12 Months Ended
Jan. 31, 2019
Text block [abstract]
Employee Benefits
17.	EMPLOYEE BENEFITS

Employee benefits expenses, which represent the expenses related to all forms of consideration provided by the Company in exchange for services rendered by its employees, were as follows:

	Years ended
	January 31, 2019	January 31, 2018
Current remuneration	$756.0	$658.0
Post employment defined benefit plans	10.9	11.7
Post employment defined contribution plans	32.1	31.3
Termination benefits	2.3	3.6
Stock-based compensation (Note 19)	11.1	8.5
Other long-term benefits	2.9	2.1
Total	$815.3	$715.2

a)	Post employment benefits

The Company sponsors defined contribution retirement plans and non-contributory defined benefit plans that provide for pensions and other post-retirement benefits to a majority of its employees.

Canadian employees

The Company sponsors defined benefit pension plans and other post-retirement benefit plans for its Canadian executive employees and defined contribution plans for non-executive employees. Additionally, the Company retained defined benefit obligations with certain active and former employees for services rendered prior to 2005.

The Company’s other post-retirement benefit plans provide during retirement non-contributory life insurance benefits and healthcare benefits to eligible employees that are funded on a pay-as-you-go basis. The healthcare benefits are payable from retirement to age 65.

The defined benefit plans are registered with the governments and follow their applicable laws. The plans are governed by a retirement committee composed of representatives from the employer and the employees. The retirement committee delegated its responsibilities to the investment committee, which is responsible for the investment policy with regard to the assets of the fund. This committee is composed of representatives from the employer. The plans have a strategy to decrease the risk level by increasing progressively, when the solvency of the plans will improve, the part of the plan assets in long-term fixed income securities. The Company is contributing to the plans the minimum funding obligations required under the current regulations. The weighted average duration of the defined benefit obligations is approximately 16 years. As at January 31, 2019, the Company expects that 50% of the future payments associated with its Canadian defined benefit obligations will be paid in the next 17 years.

In addition, the Company sponsors a defined benefit retirement plan to provide supplemental pension benefits to its executives (“SERP”).

United States employees

In the United States, the Company offers a defined contribution plan to its employees as well as a defined benefit final average earnings non-registered supplementary executive retirement plan for its executive employees (“SERP”).

European employees

The Company’s sponsors defined contribution plans to its employees in most of its European entities. In addition, the Company maintains an unfunded defined benefit plan and sponsors a lump sum retirement indemnity plan in Austria. Under the defined benefit plan, the benefits are based on such employees’ length of service, applicable pension accrual rates and compensation at retirement. Under the lump sum retirement indemnity plan, the benefits are based on the length of service and compensation at retirement. These plans are regulated by the applicable Austrian laws. The weighted average duration of the defined benefit obligation is approximately 15 years. As at January 31, 2019, the Company expects that 50% of the future payments associated with its Austrian defined benefit obligations will be paid in the next 16 years.

As at January 31, 2019, the remaining liabilities of $2.3 million related to the termination of the defined benefit plan coverage for some of the Austrian employees and presented in other financial liabilities (Note 15) will be settled over the next four fiscal years.

b) Defined benefit plans

Actuarial risks

The significant actuarial risks to which the plans expose the Company are as follows:

Market related risks

Investment risk

The present value of the defined benefit obligation is calculated using a discount rate determined by reference to high quality corporate fixed income investments. If the return on plan assets is below this rate, it will increase the plan liability. Currently, the funded plans have investments in equity securities and fixed income securities. Due to the long-term nature of the plan liabilities, the Company considers it appropriate that a reasonable portion of the plan assets should be invested in equity securities and income securities to leverage the return generated by the fund.

Interest risk

A decrease in the fixed income investments interest rate will increase the plans’ liabilities. However, for funded plans, this will be partially offset by an increase in the fair value of the plans’ fixed income securities.

Employee related risks

Longevity risk

The present value of the defined benefit obligation is calculated by reference to the best estimate of the mortality of plan participants both during and after their employment. An increase in the life expectancy of the plan participants will increase the plans’ liabilities.

Salary risk

The present value of the defined benefit obligation is calculated by reference to the future salaries of plan participants. As such, an increase in the salary of the plan participants will increase the plans’ liabilities.

Actuarial assumptions

The weighted average of the significant actuarial assumptions adopted to determine the defined benefit cost and the defined benefit obligation were as follows:

	Years ended
	January 31, 2019		January 31, 2018
	Canada	Foreign	Canada	Foreign
Benefit cost actuarial assumptions [a]
Discount rates used to determine:
Current service cost	3.75%	1.74%	4.30%	1.95%
Net interest cost	3.70%	1.64%	4.05%	1.86%
Expected rate of compensation increase	3.00%	3.00%	3.00%	3.00%
Mortality table	CPM 2014 Private	AVOE 2008	CPM 2014 Private	AVOE 2008

Defined benefit obligation actuarial assumptions [b]
Discount rate	3.85%	1.65%	3.70%	1.64%
Rate of compensation increase	3.00%	3.00%	3.00%	3.00%
Mortality table	CPM 2014 Private	AVOE 2018	CPM 2014 Private	AVOE 2008

[a]	Determined as at beginning of the reporting periods

[b]	Determined as at end of the reporting periods

The discount rate represents the market rate for high quality corporate fixed income investments consistent with the currency and the estimated term of the defined benefit plan obligation. The expected rate of compensation increase is determined considering the current salary structure, historical and anticipated wage increases.

Health care cost trend

The health care cost is assumed to increase to a rate of 5.33% in fiscal year 2020 and to a rate that will gradually decline over the next 15 years to reach 3.33% in fiscal year 2034. After this date, the rate is assumed to remain at 3.33%. An increase of 1% of the health care cost trend rate would not have a significant impact on the defined benefit cost and on the defined benefit obligations for the years ended January 31, 2019 and 2018.

Employee future benefit liabilities

The amounts arising from the Company’s obligations under defined benefit obligations were as follows, as at:

	January 31, 2019		January 31, 2018
	Canada	Foreign	Canada	Foreign
Defined benefit obligation of funded plans	$(347.6)	$(1.8)	$(353.2)	$(2.0)
Fair value of plans assets	262.4	1.2	271.4	1.3
	(85.2)	(0.6)	(81.8)	(0.7)
Defined benefit obligation of unfunded plans	(21.1)	(130.2)	(17.1)	(125.2)
Employee future benefit liabilities	$(106.3)	$(130.8)	$(98.9)	$(125.9)

The following table provides a reconciliation of the changes in the pension plans’ defined benefit obligations (funded and unfunded) as at the consolidated statement of financial position dates:

	January 31, 2019		January 31, 2018
	Canada	Foreign	Canada	Foreign
Defined benefit obligation at beginning of year	$(370.3)	$(127.2)	$(341.2)	$(112.0)
Current service cost	(3.7)	(2.6)	(3.3)	(2.5)
Interest cost	(13.5)	(2.1)	(13.6)	(2.2)
Past service gain	—	1.4	—	—
Actuarial losses from changes in demographic assumptions	—	(6.0)	—	—
Actuarial gains (losses) from changes in financial assumptions	7.6	0.2	(20.8)	(3.8)
Actuarial losses from experience adjustments	(3.5)	(3.4)	(7.6)	(1.9)
Employee contributions	(0.1)	—	(0.2)	—
Benefits paid	14.8	5.0	16.4	3.9
Pension payments transferred to other financial liabilities (Note 15)	—	1.5	—	—
Effect of foreign currency exchange rate changes	—	1.2	—	(8.7)
Defined benefit obligation at end of year	$(368.7)	$(132.0)	$(370.3)	$(127.2)

The following table provides a reconciliation of the changes in the pension plans’ fair value of assets as at consolidated statement of financial position dates:

	January 31, 2019		January 31, 2018
	Canada	Foreign	Canada	Foreign
Assets fair value at beginning of year	$271.4	$1.3	$258.1	$1.0
Interest income	9.9	—	10.3	—
Administration costs	(0.3)	—	(0.4)	—
Actuarial gains (losses) from return on plan assets	(12.1)	—	11.0	—
Employer contributions	8.2	4.9	8.6	4.1
Employee contributions	0.1	—	0.2	—
Benefit paid	(14.8)	(5.0)	(16.4)	(3.9)
Effect of foreign currency exchange rate changes	—	—	—	0.1
Assets fair value at end of year	$262.4	$1.2	$271.4	$1.3

In accordance with the minimum funding obligations required under the current regulations, the Company expects to contribute $13.7 million to all defined benefit pension plans for the year ending January 31, 2020.

The actual return (loss) on plan assets was as follows:

	Years ended
	January 31, 2019		January 31, 2018
	Canada	Foreign	Canada	Foreign
Actual return (loss) on plan assets	$(2.5)	$—	$20.9	$—

The fair value of the plan assets for each category was as follows, as at:

	January 31, 2019	January 31, 2018
Publicly-traded Canadian equity securities	$73.4	$77.8
Publicly-traded foreign equity securities	78.6	83.5
Publicly-traded fixed income securities	73.6	77.0
Other	38.0	34.4
Total	$263.6	$272.7

The fair values of the above equity and fixed income securities were determined based on quoted market prices in active markets.

Defined benefit costs

Components of the total defined benefit costs recognized in the consolidated statement of net income were as follows:

	Years ended
	January 31, 2019		January 31, 2018
	Canada	Foreign	Canada	Foreign
Current service cost	$ 3.7	$2.6	$3.3	$2.5
Net interest on the future employee benefit liabilities	3.6	2.1	3.3	2.2
Administration costs	0.3	—	0.4	—
Past service gain	—	(1.4)	—	—
Defined benefit costs	$ 7.6	$3.3	$7.0	$4.7

Sensitivity analysis

Actuarial assumptions that influence significantly the determination of the defined benefit obligations of the Company are the discount rate, the expected rate of compensation increase and the participants’ longevity. The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

The impact on employee future benefit liabilities would be the following as at January 31, 2019:

Increase (Decrease) of the liabilities
Discount rate
Impact of a 0.5% increase	$(34.6)
Impact of a 0.5% decrease	38.8
Expected rate of compensation increase
Impact of a 0.5% increase	9.2
Impact of a 0.5% decrease	(8.6)
Participant longevity
Impact of a 1 year increase	9.1
Impact of a 1 year decrease	(9.3)

The sensitivity analysis presented above may not be representative of the potential change in the employee future benefit liabilities as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.